Maturity analysis of assets, liabilities and off-balance sheet commitments - Maturity analysis of assets, liabilities and off-balance sheet commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	£ 26,725	£ 23,076
Customer accounts	243,220	223,279
Repurchase agreements – non-trading	40,871	53,991
Trading liabilities	42,633	42,276
Financial liabilities designated at fair value	41,951	35,744
Derivatives	197,880	172,840
Debt securities in issue	20,781	14,884
Subordinated liabilities	22,565	20,185
Other financial liabilities	48,174	60,344
Cash flows payable under financial liabilities	684,800	646,619
Loan and other credit-related commitments	128,007	131,829
Financial guarantees	2,876	2,401
Cash flows payable under financial liabilities and other contractual commitments	815,683	780,849
Due not more than 1 month
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	22,218	19,626
Customer accounts	212,491	197,730
Repurchase agreements – non-trading	36,469	42,743
Trading liabilities	42,633	42,276
Financial liabilities designated at fair value	10,719	12,107
Derivatives	195,839	170,391
Debt securities in issue	3,630	3,305
Subordinated liabilities	28	31
Other financial liabilities	47,159	57,982
Cash flows payable under financial liabilities	571,186	546,191
Loan and other credit-related commitments	128,007	131,829
Financial guarantees	2,876	2,401
Cash flows payable under financial liabilities and other contractual commitments	702,069	680,421
Due over 1 month but not more than 3 months
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	1,144	2,028
Customer accounts	19,021	14,148
Repurchase agreements – non-trading	2,542	7,801
Trading liabilities	0	0
Financial liabilities designated at fair value	2,074	1,183
Derivatives	83	127
Debt securities in issue	3,662	2,266
Subordinated liabilities	160	157
Other financial liabilities	277	292
Cash flows payable under financial liabilities	28,963	28,002
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	28,963	28,002
Due between 3 and 12 months
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	2,510	453
Customer accounts	10,965	10,649
Repurchase agreements – non-trading	1,001	1,761
Trading liabilities	0	0
Financial liabilities designated at fair value	4,977	8,003
Derivatives	140	326
Debt securities in issue	10,563	6,014
Subordinated liabilities	622	397
Other financial liabilities	563	691
Cash flows payable under financial liabilities	31,341	28,294
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	31,341	28,294
Due between 1 and 5 years
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	537	700
Customer accounts	654	671
Repurchase agreements – non-trading	859	1,686
Trading liabilities	0	0
Financial liabilities designated at fair value	15,915	7,589
Derivatives	509	798
Debt securities in issue	2,040	1,939
Subordinated liabilities	7,839	6,478
Other financial liabilities	140	159
Cash flows payable under financial liabilities	28,493	20,020
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	28,493	20,020
Due after 5 years
Disclosure Of Maturity Analysis For Assets, Liabilities And Off-Balance Sheet Commitments [Line Items]
Deposits by banks	316	269
Customer accounts	89	81
Repurchase agreements – non-trading	0	0
Trading liabilities	0	0
Financial liabilities designated at fair value	8,266	6,862
Derivatives	1,309	1,198
Debt securities in issue	886	1,360
Subordinated liabilities	13,916	13,122
Other financial liabilities	35	1,220
Cash flows payable under financial liabilities	24,817	24,112
Loan and other credit-related commitments	0	0
Financial guarantees	0	0
Cash flows payable under financial liabilities and other contractual commitments	£ 24,817	£ 24,112